EQUITY INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Aug. 31, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Disposal gain	$ 0	$ 5,763
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	464	424
Equity Securities, FV-NI, Unrealized Gain (Loss)	0	0
Equity Securities, FV-NI, Realized Gain (Loss)	3,323	0
Cost-method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount	2,622	$ 4,640
Hollysys Intelligent [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				100.00%
Ningbo Hollysys Intelligent Technology Company Limited
Schedule of Equity Method Investments [Line Items]
Registered Capital | ¥						¥ 250,000
Noncontrolling Interest, Ownership Percentage by Parent				40.00%
Shenhua Hollysys Information Technology Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage					60.00%	60.00%
Ningbo Hollysys Intelligent Technology Company Limited
Schedule of Equity Method Investments [Line Items]
Registered Capital					$ 38,060
Hollysys Intelligent [Member]
Schedule of Equity Method Investments [Line Items]
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	$ 4,110
Disposal gain			$ 5,768
Beijing Hollysys Digital Technology CoLtd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage					25.00%	25.00%
Beijing IPE Biotechnology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	22.02%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 9,087
Disposal gain	$ 5,763
Beijing IPE Biotechnology Co Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		22.02%